Investment Objectives and Goals - ABSOLUTE SELECT ETF	Jul. 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Absolute Select ETF (the “Fund”) seeks positive absolute returns.